Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Statement of operations
Other items as detailed in statement of operations			$ 1.7				$ 9.2
Driefontein Kloof Complex
Statement of operations
Revenue	814.3		1,543.4		1,745.6		1,384.1
Operating costs	(533.6)		(1,005.7)		(1,032.2)		(957.4)
Operating profit	280.7		537.7		713.4		426.7
Amortization and depreciation	(122.5)		(209.1)		(230.4)		(187.6)
Net operating profit/(loss)	158.2		328.6		483.0		239.1
Other items as detailed in statement of operations	(148.9)		(49.8)		(56.1)		(26.1)
Royalties	(11.8)		(25.8)		(35.5)		(6.9)
Current taxation	(20.5)		(40.2)		(88.5)		(29.4)
Deferred taxation	33.7		71.4		(39.7)		(41.9)
Profit/(loss) after taxation	10.7		284.2		263.2		134.8
Balance sheet
Total assets (excluding deferred tax assets)			2,126.3		1,714.5
Total liabilities (excluding deferred tax liabilities)			740.8		414.2
Deferred tax liability/(asset)			379.2		471.6
Capital expenditure			296.2		318.6
Beatrix Division
Statement of operations
Revenue	259.1		477.8		555.4		424.7
Operating costs	(172.8)		(321.9)		(333.6)		(299.9)
Operating profit	86.3		155.9		221.8		124.8
Amortization and depreciation	(36.9)		(77.1)		(71.2)		(71.5)
Net operating profit/(loss)	49.4		78.8		150.6		53.3
Other items as detailed in statement of operations	(47.7)		(9.4)		(11.2)		(6.4)
Royalties	(1.3)		(8.6)		(4.6)		(0.7)
Current taxation	(0.4)		(14.8)		(0.3)		(0.3)
Deferred taxation	(7.9)		29.1		(43.4)		(18.6)
Profit/(loss) after taxation	(7.9)		75.1		91.1		27.3
Balance sheet
Total assets (excluding deferred tax assets)			313.1		225.0
Total liabilities (excluding deferred tax liabilities)			(26.8)		(103.5)
Deferred tax liability/(asset)			110.3		145.6
Capital expenditure			80.4		84.6
Corporate and Other
Statement of operations
Amortization and depreciation	2.0	[1]	(2.3)	[1]	(2.2)	[1]	(2.1)	[1]
Net operating profit/(loss)	2.0	[1]	(2.3)	[1]	(2.2)	[1]	(2.1)	[1]
Profit on distribution of South Deep	638.5	[1]
Other items as detailed in statement of operations	(32.1)	[1]	(3.5)	[1]	1.3	[1]	11.5	[1]
Royalties	0	[1]					0	[1]
Current taxation	(12.2)	[1]	(2.9)	[1]	(3.1)	[1]	10.2	[1]
Deferred taxation	(3.9)	[1]	2.0	[1]	(0.2)	[1]	(2.1)	[1]
Profit/(loss) after taxation	592.3	[1]	(6.7)	[1]	(4.2)	[1]	17.5	[1]
Balance sheet
Total assets (excluding deferred tax assets)			(143.5)	[1]	332.9	[1]
Total liabilities (excluding deferred tax liabilities)			2,224.9	[1]	2,819.4	[1]
Deferred tax liability/(asset)			(3.8)	[1]	(1.9)	[1]
Capital expenditure			2.7	[1]	1.6	[1]
Group Consolidated- IFRS
Statement of operations
Revenue	1,073.4		2,021.2		2,301.0		1,808.8
Operating costs	(706.4)		(1,327.6)		(1,365.8)		(1,257.3)
Operating profit	367.0		693.6		935.2		551.5
Amortization and depreciation	(157.4)		(288.5)		(303.8)		(261.2)
Net operating profit/(loss)	209.6		405.1		631.4		290.3
Profit on distribution of South Deep	638.5
Other items as detailed in statement of operations	(228.7)		(62.7)		(66.0)		(21.0)
Royalties	(13.1)		(34.4)		(40.1)		(7.6)
Current taxation	(33.1)		(57.9)		(91.9)		(19.5)
Deferred taxation	21.9		102.5		(83.3)		(62.6)
Profit/(loss) after taxation	595.1		352.6		350.1		179.6
Balance sheet
Total assets (excluding deferred tax assets)			2,295.9		2,272.4
Total liabilities (excluding deferred tax liabilities)			2,938.9		3,130.1
Deferred tax liability/(asset)			485.7		615.3
Capital expenditure			379.3		404.8
Reclassifications
Statement of operations
Operating costs	(30.5)		(4.0)		(26.2)		(2.8)
Operating profit	(30.5)		(4.0)		(26.2)		(2.8)
Amortization and depreciation	0
Net operating profit/(loss)	(30.5)		(4.0)		(26.2)		(2.8)
Other items as detailed in statement of operations	30.5		4.0		26.2		2.8
Consolidation, Eliminations
Statement of operations
Operating costs	1.1		(7.3)		(1.8)		1.7
Operating profit	1.1		(7.3)		(1.8)		1.7
Amortization and depreciation	(9.4)		(15.6)		(20.1)		(17.1)
Net operating profit/(loss)	(8.3)		(22.9)		(21.9)		(15.4)
Profit on distribution of South Deep	(638.5)
Other items as detailed in statement of operations			(1.7)				(9.2)
Royalties							0
Current taxation							0
Deferred taxation	19.8		22.9		7.7		2.9
Profit/(loss) after taxation	(627.0)		(1.7)		(14.2)		(21.7)
Balance sheet
Total assets (excluding deferred tax assets)			153.4		197.6
Total liabilities (excluding deferred tax liabilities)			(67.3)		(33.5)
Deferred tax liability/(asset)			57.2		83.3
Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,073.4		2,021.2		2,301.0		1,808.8
Operating costs	(735.8)		(1,338.9)		(1,393.8)		(1,258.4)
Operating profit	337.6		682.3		907.2		550.4
Amortization and depreciation	(166.8)		(304.1)		(323.9)		(278.3)
Net operating profit/(loss)	170.8		378.2		583.3		272.1
Other items as detailed in statement of operations	(198.2)		(60.4)		(39.8)		(27.4)
Royalties	(13.1)		(34.4)		(40.1)		(7.6)
Current taxation	(33.1)		(57.9)		(91.9)		(19.5)
Deferred taxation	41.7		125.4		(75.6)		(59.7)
Profit/(loss) after taxation	(31.9)		350.9		335.9		157.9
Balance sheet
Total assets (excluding deferred tax assets)			2,449.3		2,470.0
Total liabilities (excluding deferred tax liabilities)			2,871.6		3,096.6
Deferred tax liability/(asset)			542.9		698.6
Capital expenditure			379.3		404.8
Discontinued Operation - U.S.GAAP basis
Statement of operations
Revenue	169.3						288.7
Operating costs	(126.2)						(221.1)
Operating profit	43.1						67.6
Amortization and depreciation	(35.7)						(62.9)
Net operating profit/(loss)	7.4						4.7
Other items as detailed in statement of operations	(23.0)						(29.9)
Royalties	(0.9)						(0.5)
Current taxation	0
Deferred taxation	4.8						(3.0)
Profit/(loss) after taxation	$ (11.7)						$ (28.7)

[1]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals